Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Schedule of Stock-Based Compensation Expense (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 145,005,000	$ 7,660,000	$ 328,978,000	$ 15,849,000	$ 31,487,000	$ 15,154,000	$ 1,490,000
Capitalized stock-based compensation expense	12,000,000	2,000,000	31,000,000	4,000,000
Software
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	0		177,000,000
Capitalized stock-based compensation expense	0		17,000,000
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	2,701,000	350,000	5,394,000	738,000	1,307,000	694,000	133,000
Technology and infrastructure
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	47,683,000	2,080,000	102,282,000	4,437,000	10,137,000	7,100,000	624,000
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	8,494,000	848,000	11,314,000	1,715,000	3,408,000	1,740,000	74,000
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 86,127,000	$ 4,382,000	$ 209,988,000	$ 8,959,000	$ 16,635,000	$ 5,620,000	$ 659,000